Payden High Income Fund

Schedule of Investments - July 31, 2020 (Unaudited)

Principal or Shares	Security Description	Value (000)
Asset Backed (1%)
1,650,000	ALM XVI Ltd./ALM XVI LLC 144A, (3 mo. LIBOR USD + 2.700%), 2.98%, 7/15/27 (a)(b)	$1,568
2,500,000	Madison Park Funding XIII Ltd. 144A, (3 mo. LIBOR USD + 2.850%), 3.12%, 4/19/30 (a)(b)	2,287

Total Asset Backed (Cost - $4,046)		3,855

Bank Loans(c) (4%)
1,496,250	AI Convoy Luxembourg SARL Term Loan B 1L, (LIBOR USD 1-Month + 3.500%), 4.65%, 1/20/27	1,459
1,268,182	Asurion LLC Term Loan B2 2L, (LIBOR USD 1-Month + 6.500%), 6.66%, 8/04/25	1,281
1,242,548	Bausch Health Americas Inc. Term Loan B 1L, (LIBOR USD 1-Month + 3.000%), 3.18%, 6/01/25	1,225
2,100,000	Flynn Restaurant Group LP Term Loan 2L, (LIBOR USD 1-Month + 7.000%), 7.17%, 6/29/26	1,733
2,475,000	GlobalFoundries Inc. Term Loan B 1L, (LIBOR USD 3-Month + 4.750%), 5.06%, 6/05/26	2,419
1,284,931	GOBP Holdings Inc. Term Loan B 1L, (LIBOR USD 3-Month + 2.750%), 3.74%, 10/22/25	1,265
1,250,000	Informatica LLC Term Loan 2L, (LIBOR USD 1-Month + 7.125%), 7.13%, 2/25/25	1,268
2,180,000	K-MAC Holdings Corp. Term Loan 2L, (LIBOR USD 1-Month + 6.750%), 6.91%, 3/16/26	1,987
984,772	Rackspace Hosting Inc. Term Loan B 1L, (LIBOR USD 3-Month + 3.000%), 4.00%, 11/03/23	967
1,995,000	Sotera Health Holdings LLC Term Loan 1L, (LIBOR USD 1-Month + 4.500%), 5.50%, 12/13/26	1,993
2,505,000	Tacala Investment Corp. Term Loan B 2L, (LIBOR USD 1-Month + 7.500%), 7.66%, 2/05/28	2,322
1,250,000	TIBCO Software Inc. Term Loan 2L, (LIBOR USD 1-Month + 7.250%), 7.43%, 3/04/28	1,206

Total Bank Loans (Cost - $19,486)		19,125

Corporate Bond (88%)
Automotive (6%)
1,000,000	Allison Transmission Inc. 144A, 4.75%, 10/01/27 (b)	1,049
1,000,000	American Axle & Manufacturing Inc., 6.25%, 3/15/26	1,011
450,000	Clarios Global LP/Clarios U.S. Finance Co. 144A, 6.25%, 5/15/26 (b)	482
2,000,000	Dana Financing Luxembourg Sarl 144A, 6.50%, 6/01/26 (b)	2,112
500,000	Dana Inc., 5.38%, 11/15/27	528
1,000,000	Dealer Tire LLC/DT Issuer LLC 144A, 8.00%, 2/01/28 (b)	985
1,000,000	Ford Motor Co., 4.75%, 1/15/43	918
700,000	Ford Motor Co., 8.50%, 4/21/23	778
1,500,000	Ford Motor Co., 9.00%, 4/22/25	1,769
400,000	Ford Motor Co., 9.63%, 4/22/30 (d)	528
2,000,000	Ford Motor Credit Co. LLC, 3.82%, 11/02/27	1,969
2,050,000	Ford Motor Credit Co. LLC, 4.06%, 11/01/24	2,100
1,000,000	Ford Motor Credit Co. LLC, 5.88%, 8/02/21	1,028

Principal or Shares	Security Description	Value (000)

2,000,000	Goodyear Tire & Rubber Co., 5.00%, 5/31/26 (d)	$2,003
1,000,000	Howmet Aerospace Inc., 5.13%, 10/01/24	1,063
1,000,000	IHO Verwaltungs GmbH, 3.75%, 9/15/26 EUR (e)(f)	1,185
1,000,000	IHO Verwaltungs GmbH 144A, 6.38%, 5/15/29 (b)	1,049
2,523,000	Moog Inc. 144A, 4.25%, 12/15/27 (b)	2,582
500,000	Spirit AeroSystems Inc., 4.60%, 6/15/28	392
1,000,000	Spirit AeroSystems Inc. 144A, 7.50%, 4/15/25 (b)	985
900,000	TransDigm Inc., 6.50%, 5/15/25	884
250,000	TransDigm Inc. 144A, 8.00%, 12/15/25 (b)	271
1,500,000	TransDigm UK Holdings PLC, 6.88%, 5/15/26	1,502

		27,173

Banking (2%)
1,500,000	Bank of America Corp., (3 mo. LIBOR USD + 2.931%), 5.88%, (a)(g)	1,605
500,000	CIT Group Inc., 4.13%, 3/09/21	503
2,000,000	CIT Group Inc., (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 2.372%), 4.13%, 11/13/29 (a)	1,865
1,940,000	CIT Group Inc., (3 mo. LIBOR USD + 3.972%), 5.80%, (a)(g)	1,503
1,500,000	Citigroup Inc., (3 mo. LIBOR USD + 4.068%), 5.95%, (a)(g)	1,560
1,000,000	Deutsche Bank AG, (USD Swap Rate 11:00 am NY 1 + 2.553%), 4.88%, 12/01/32 (a)	956
1,500,000	Lloyds Bank PLC 144A, (3 mo. LIBOR USD + 11.756%), 12.00%, (a)(b)(g)	1,750

		9,742

Basic Industry (11%)
1,000,000	Alcoa Nederland Holding BV 144A, 5.50%, 12/15/27 (b)	1,079
1,500,000	ArcelorMittal SA, 4.55%, 3/11/26	1,630
2,750,000	ARD Finance SA 144A, 6.50%, 6/30/27 (b)	2,815
1,828,000	Ashland LLC, 6.88%, 5/15/43	2,192
1,000,000	Avient Corp. 144A, 5.75%, 5/15/25 (b)	1,087
500,000	BWX Technologies Inc. 144A, 4.13%, 6/30/28 (b)	522
2,000,000	BWX Technologies Inc. 144A, 5.38%, 7/15/26 (b)	2,097
1,300,000	CF Industries Inc., 5.15%, 3/15/34	1,498
1,500,000	Cleveland-Cliffs Inc., 5.88%, 6/01/27	1,292
800,000	Cleveland-Cliffs Inc. 144A, 6.75%, 3/15/26 (b)	805
1,000,000	Crown Cork & Seal Co. Inc., 7.38%, 12/15/26	1,183
2,000,000	Element Solutions Inc. 144A, 5.88%, 12/01/25 (b)	2,071
1,000,000	FMG Resources August 2006 Pty Ltd. 144A, 4.50%, 9/15/27 (b)	1,090
2,600,000	Freeport-McMoRan Inc., 5.00%, 9/01/27	2,771
500,000	Freeport-McMoRan Inc., 5.40%, 11/14/34	563
960,000	Freeport-McMoRan Inc., 5.45%, 3/15/43	1,070
1,000,000	Graphic Packaging International LLC 144A, 4.75%, 7/15/27 (b)	1,083
1,200,000	HB Fuller Co., 4.00%, 2/15/27	1,181
1,000,000	Hudbay Minerals Inc. 144A, 7.63%, 1/15/25 (b)	1,014

1	Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

1,350,000	IAMGOLD Corp. 144A, 7.00%, 4/15/25 (b)	$1,409
1,250,000	James Hardie International Finance DAC 144A, 5.00%, 1/15/28 (b)	1,336
1,750,000	Lennar Corp., 4.75%, 11/29/27	2,002
1,000,000	Meritage Homes Corp., 5.13%, 6/06/27	1,074
1,500,000	Mueller Water Products Inc. 144A, 5.50%, 6/15/26 (b)	1,581
1,850,000	Novelis Corp. 144A, 4.75%, 1/30/30 (b)	1,934
1,200,000	Novelis Corp. 144A, 5.88%, 9/30/26 (b)	1,282
1,500,000	OCI NV 144A, 6.63%, 4/15/23 (b)	1,563
1,000,000	Standard Industries Inc. 144A, 4.75%, 1/15/28 (b)	1,072
500,000	Standard Industries Inc. 144A, 5.00%, 2/15/27 (b)	533
1,000,000	Stevens Holding Co. Inc. 144A, 6.13%, 10/01/26 (b)	1,073
1,000,000	Taylor Morrison Communities Inc./Taylor Morrison Holdings II Inc. 144A, 5.63%, 3/01/24 (b)	1,069
1,000,000	TRI Pointe Group Inc., 5.25%, 6/01/27	1,054
2,000,000	Trivium Packaging Finance BV 144A, 8.50%, 8/15/27 (b)	2,194
1,500,000	Univar Solutions USA Inc. 144A, 5.13%, 12/01/27 (b)	1,577
1,000,000	Winnebago Industries Inc. 144A, 6.25%, 7/15/28 (b)	1,059

		48,855

Consumer Goods (4%)
1,400,000	Albertsons Cos. Inc./Safeway Inc./New Albertsons LP/Albertsons LLC 144A, 4.88%, 2/15/30 (b)	1,518
2,500,000	Dole Food Co. Inc. 144A, 7.25%, 6/15/25 (b)	2,472
2,750,000	KeHE Distributors LLC/KeHE Finance Corp. 144A, 8.63%, 10/15/26 (b)	2,983
910,000	Kraft Heinz Foods Co. 144A, 3.88%, 5/15/27 (b)	981
2,850,000	Kraft Heinz Foods Co., 5.00%, 7/15/35	3,343
3,250,000	Kraft Heinz Foods Co., 5.00%, 6/04/42	3,654
900,000	Post Holdings Inc. 144A, 4.63%, 4/15/30 (b)	948
1,750,000	Post Holdings Inc. 144A, 5.50%, 12/15/29 (b)	1,923

		17,822

Energy (15%)
1,000,000	Antero Resources Corp., 5.13%, 12/01/22	802
1,000,000	Antero Resources Corp., 5.63%, 6/01/23 (d)	719
1,000,000	Apache Corp., 3.25%, 4/15/22	1,008
1,000,000	Apache Corp., 5.10%, 9/01/40	973
900,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp. 144A, 7.00%, 11/01/26 (b)	579
750,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp. 144A, 10.00%, 4/01/22 (b)	622
2,000,000	Cenovus Energy Inc., 3.80%, 9/15/23	2,006
500,000	Cenovus Energy Inc., 5.25%, 6/15/37	459
500,000	Cenovus Energy Inc., 5.38%, 7/15/25	501
2,000,000	CNX Midstream Partners LP/CNX Midstream Finance Corp. 144A, 6.50%, 3/15/26 (b)	1,959
2,500,000	CNX Resources Corp. 144A, 7.25%, 3/14/27 (b)	2,453
1,500,000	Comstock Resources Inc., 9.75%, 8/15/26	1,504
1,500,000	Comstock Resources Inc., 9.75%, 8/15/26	1,503

Principal or Shares	Security Description	Value (000)

2,000,000	DCP Midstream Operating LP 144A, 6.75%, 9/15/37 (b)	$1,949
2,000,000	Diamond Offshore Drilling Inc., 3.45%, 11/01/23 (h)	228
1,000,000	Endeavor Energy Resources LP/EER Finance Inc. 144A, 6.63%, 7/15/25 (b)	1,052
1,500,000	Energy Transfer Operating LP, (3 mo. LIBOR USD + 4.028%), 6.25%, (a)(g)	1,070
500,000	EnLink Midstream Partners LP, 4.40%, 4/01/24	431
500,000	EnLink Midstream Partners LP, 5.45%, 6/01/47	283
1,500,000	EQM Midstream Partners LP, 4.13%, 12/01/26	1,461
1,500,000	EQM Midstream Partners LP 144A, 6.00%, 7/01/25 (b)	1,593
500,000	EQM Midstream Partners LP 144A, 6.50%, 7/01/27 (b)	552
997,000	EQT Corp., 4.88%, 11/15/21	1,013
2,500,000	EQT Corp., 8.75%, 2/01/30	2,898
2,000,000	Geopark Ltd. 144A, 5.50%, 1/17/27 (b)	1,755
1,000,000	Geopark Ltd. 144A, 6.50%, 9/21/24 (b)	945
1,000,000	HighPoint Operating Corp., 7.00%, 10/15/22	254
1,500,000	Holly Energy Partners LP/Holly Energy Finance Corp. 144A, 5.00%, 2/01/28 (b)	1,486
2,000,000	Kinder Morgan Inc., 3.25%, 8/01/50	1,977
2,000,000	Montage Resources Corp., 8.88%, 7/15/23	1,646
947,000	Occidental Petroleum Corp., 2.60%, 8/13/21	937
1,500,000	Occidental Petroleum Corp., 2.70%, 8/15/22	1,452
1,000,000	Occidental Petroleum Corp., 4.20%, 3/15/48	814
1,500,000	Occidental Petroleum Corp., 4.40%, 4/15/46	1,225
1,500,000	Occidental Petroleum Corp., 4.63%, 6/15/45	1,249
1,500,000	Oleoducto Central SA 144A, 4.00%, 7/14/27 (b)	1,553
1,500,000	Parkland Corp. 144A, 5.88%, 7/15/27 (b)	1,593
1,000,000	Petrobras Global Finance BV, 6.75%, 6/03/50	1,090
500,000	QEP Resources Inc., 5.25%, 5/01/23	350
1,300,000	Range Resources Corp., 5.75%, 6/01/21	1,268
3,500,000	Range Resources Corp. 144A, 9.25%, 2/01/26 (b)	3,384
1,000,000	Rattler Midstream LP 144A, 5.63%, 7/15/25 (b)	1,057
500,000	SM Energy Co., 5.00%, 1/15/24	277
1,500,000	SM Energy Co., 6.13%, 11/15/22	1,115
600,000	SM Energy Co. 144A, 10.00%, 1/15/25 (b)	594
500,000	Southwestern Energy Co., 6.45%, 1/23/25	463
500,000	Southwestern Energy Co., 7.75%, 10/01/27	471
1,000,000	Sunoco LP/Sunoco Finance Corp., 5.88%, 3/15/28	1,049
2,000,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.88%, 4/15/26	2,129
1,500,000	TerraForm Power Operating LLC 144A, 4.75%, 1/15/30 (b)	1,627
1,250,000	TerraForm Power Operating LLC 144A, 5.00%, 1/31/28 (b)	1,381
1,600,000	TransMontaigne Partners LP/TLP Finance Corp., 6.13%, 2/15/26	1,590
1,170,000	Transocean Guardian Ltd. 144A, 5.88%, 1/15/24 (b)	1,035
750,000	Transocean Poseidon Ltd. 144A, 6.88%, 2/01/27 (b)	688
1,000,000	Transocean Sentry Ltd. 144A, 5.38%, 5/15/23 (b)	893

2

Payden High Income Fund continued

Principal or Shares	Security Description	Value (000)

1,000,000	Western Midstream Operating LP, 4.00%, 7/01/22	$1,037
1,000,000	Western Midstream Operating LP, 4.65%, 7/01/26	1,028
1,000,000	Whiting Petroleum Corp., 6.25%, 4/01/23 (h)	183
1,500,000	WPX Energy Inc., 4.50%, 1/15/30	1,399
500,000	WPX Energy Inc., 5.75%, 6/01/26	508

		69,120

Financial Services (5%)
1,000,000	Compass Group Diversified Holdings LLC 144A, 8.00%, 5/01/26 (b)	1,059
2,600,000	FS KKR Capital Corp. II 144A, 4.25%, 2/14/25 (b)	2,363
2,500,000	goeasy Ltd. 144A, 5.38%, 12/01/24 (b)	2,595
1,700,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.75%, 9/15/24	1,737
850,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.25%, 5/15/26	900
2,000,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.75%, 2/01/24	2,067
750,000	Navient Corp., 5.00%, 3/15/27	719
2,500,000	Navient Corp., 5.50%, 1/25/23	2,570
500,000	Navient Corp., 6.63%, 7/26/21	514
1,172,000	Navient Corp., 7.25%, 9/25/23	1,240
1,000,000	OneMain Finance Corp., 5.38%, 11/15/29	1,061
350,000	OneMain Finance Corp., 6.63%, 1/15/28	402
2,000,000	OneMain Finance Corp., 6.88%, 3/15/25	2,240
450,000	OneMain Finance Corp., 8.88%, 6/01/25	508
2,000,000	Pershing Square Holdings Ltd. 144A, 5.50%, 7/15/22 (b)	2,115
2,700,000	SLM Corp., 5.13%, 4/05/22	2,762

		24,852

Healthcare (9%)
1,350,000	Bausch Health Americas Inc. 144A, 9.25%, 4/01/26 (b)	1,520
2,800,000	Bausch Health Cos. Inc., 4.50%, 5/15/23 EUR (e)(f)	3,296
1,000,000	Bausch Health Cos. Inc. 144A, 5.00%, 1/30/28 (b)	1,006
1,000,000	Bausch Health Cos. Inc. 144A, 7.00%, 1/15/28 (b)	1,089
1,000,000	Bausch Health Cos. Inc. 144A, 9.00%, 12/15/25 (b)	1,106
950,000	Catalent Pharma Solutions Inc. 144A, 5.00%, 7/15/27 (b)	1,013
1,500,000	Centene Corp., 4.25%, 12/15/27	1,597
2,000,000	Centene Corp., 4.75%, 1/15/25	2,075
660,000	Centene Corp. 144A, 5.38%, 6/01/26 (b)	707
1,500,000	Centene Corp. 144A, 5.38%, 8/15/26 (b)	1,611
2,100,000	CHS/Community Health Systems Inc., 6.25%, 3/31/23	2,118
950,000	CHS/Community Health Systems Inc. 144A, 6.63%, 2/15/25 (b)	962
2,000,000	DaVita Inc. 144A, 4.63%, 6/01/30 (b)	2,131
1,000,000	Encompass Health Corp., 4.75%, 2/01/30	1,058
2,100,000	HCA Inc., 3.50%, 9/01/30	2,210

Principal or Shares	Security Description	Value (000)

860,000	HCA Inc., 5.88%, 2/01/29	$1,049
1,500,000	HCA Inc., 7.69%, 6/15/25	1,772
1,900,000	Radiology Partners Inc. 144A, 9.25%, 2/01/28 (b)	1,910
1,700,000	Select Medical Corp. 144A, 6.25%, 8/15/26 (b)	1,834
750,000	Tenet Healthcare Corp. 144A, 4.63%, 6/15/28 (b)	791
1,800,000	Tenet Healthcare Corp. 144A, 4.88%, 1/01/26 (b)	1,885
2,000,000	Tenet Healthcare Corp., 6.75%, 6/15/23	2,112
2,000,000	Tenet Healthcare Corp., 7.00%, 8/01/25	2,070
500,000	Tenet Healthcare Corp. 144A, 7.50%, 4/01/25 (b)	554
1,000,000	Teva Pharmaceutical Finance Netherlands II BV, 1.13%, 10/15/24 EUR (e)(f)	1,058
1,500,000	Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/01/26	1,372

		39,906

Industrial (0%)
1,000,000	MasTec Inc. 144A, 4.50%, 8/15/28 (b)	1,046

Insurance (3%)
1,750,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 144A, 6.75%, 10/15/27 (b)	1,862
2,500,000	AmWINS Group Inc. 144A, 7.75%, 7/01/26 (b)	2,762
1,450,000	Assurant Inc., (3 mo. LIBOR USD + 4.135%), 7.00%, 3/27/48 (a)	1,518
1,400,000	Fidelity & Guaranty Life Holdings Inc. 144A, 5.50%, 5/01/25 (b)	1,534
1,000,000	GTCR AP Finance Inc. 144A, 8.00%, 5/15/27 (b)	1,059
2,050,000	HUB International Ltd. 144A, 7.00%, 5/01/26 (b)	2,181
1,500,000	NMI Holdings Inc. 144A, 7.38%, 6/01/25 (b)	1,633

		12,549

Leisure (3%)
1,400,000	Carnival Corp. 144A, 11.50%, 4/01/23 (b)	1,525
1,500,000	Churchill Downs Inc. 144A, 4.75%, 1/15/28 (b)	1,533
250,000	Colt Merger Sub Inc. 144A, 5.75%, 7/01/25 (b)	260
2,000,000	Colt Merger Sub Inc. 144A, 6.25%, 7/01/25 (b)	2,089
1,800,000	Hilton Domestic Operating Co. Inc. 144A, 5.75%, 5/01/28 (b)	1,929
985,000	MGM Resorts International, 5.75%, 6/15/25	1,020
550,000	MGM Resorts International, 6.75%, 5/01/25	573
750,000	Newell Brands Inc., 4.70%, 4/01/26	813
500,000	Newell Brands Inc., 5.88%, 4/01/36	568
1,000,000	Wyndham Destinations Inc., 5.75%, 4/01/27	994
1,000,000	Wyndham Destinations Inc. 144A, 6.63%, 7/31/26 (b)	1,041
1,000,000	Wyndham Hotels & Resorts Inc. 144A, 5.38%, 4/15/26 (b)	1,023
1,000,000	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 144A, 5.50%, 3/01/25 (b)	942

		14,310

Media (6%)
1,000,000	Altice Financing SA 144A, 5.00%, 1/15/28 (b)	1,028

3	Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

750,000	CCO Holdings LLC/CCO Holdings Capital Corp. 144A, 4.00%, 3/01/23 (b)	$764
500,000	CCO Holdings LLC/CCO Holdings Capital Corp. 144A, 4.25%, 2/01/31 (b)	523
1,500,000	CCO Holdings LLC/CCO Holdings Capital Corp. 144A, 4.50%, 8/15/30 (b)	1,592
1,600,000	CCO Holdings LLC/CCO Holdings Capital Corp. 144A, 4.75%, 3/01/30 (b)	1,705
2,550,000	CCO Holdings LLC/CCO Holdings Capital Corp. 144A, 5.38%, 6/01/29 (b)	2,795
2,000,000	CSC Holdings LLC 144A, 4.13%, 12/01/30 (b)	2,115
500,000	CSC Holdings LLC 144A, 6.50%, 2/01/29 (b)	573
700,000	CSC Holdings LLC 144A, 10.88%, 10/15/25 (b)	751
1,300,000	Diamond Sports Group LLC/Diamond Sports Finance Co. 144A, 5.38%, 8/15/26 (b)	1,004
1,080,000	Diamond Sports Group LLC/Diamond Sports Finance Co. 144A, 6.63%, 8/15/27 (b)	593
1,500,000	DISH DBS Corp., 5.88%, 7/15/22	1,580
1,000,000	DISH DBS Corp. 144A, 7.38%, 7/01/28 (b)	1,061
2,500,000	Lamar Media Corp. 144A, 4.88%, 1/15/29 (b)	2,630
1,000,000	Match Group Holdings II LLC 144A, 4.63%, 6/01/28 (b)	1,058
750,000	Netflix Inc. 144A, 4.88%, 6/15/30 (b)	883
1,000,000	Netflix Inc. 144A, 5.38%, 11/15/29 (b)	1,212
1,000,000	Scripps Escrow Inc. 144A, 5.88%, 7/15/27 (b)	1,006
1,300,000	Sinclair Television Group Inc. 144A, 5.50%, 3/01/30 (b)	1,302
2,500,000	Sirius XM Radio Inc. 144A, 5.00%, 8/01/27 (b)	2,668
1,300,000	VTR Finance NV 144A, 6.38%, 7/15/28 (b)	1,390

		28,233

Real Estate (4%)
1,000,000	Diversified Healthcare Trust, 9.75%, 6/15/25	1,105
1,450,000	Iron Mountain Inc. 144A, 4.88%, 9/15/29 (b)	1,512
1,500,000	Iron Mountain Inc. 144A, 5.25%, 3/15/28 (b)	1,579
1,000,000	iStar Inc., 4.75%, 10/01/24	989
1,500,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 144A, 4.25%, 2/01/27 (b)	1,271
1,000,000	MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer Inc., 5.75%, 2/01/27	1,084
1,000,000	MPT Operating Partnership LP/MPT Finance Corp., 4.63%, 8/01/29	1,058
2,000,000	SBA Communications Corp. 144A, 3.88%, 2/15/27 (b)	2,073
800,000	Service Properties Trust, 4.50%, 6/15/23	762
2,000,000	Service Properties Trust, 7.50%, 9/15/25	2,123
1,500,000	Toll Brothers Finance Corp., 3.80%, 11/01/29	1,564
1,200,000	VICI Properties LP/VICI Note Co. Inc. 144A, 4.13%, 8/15/30 (b)	1,216

		16,336

Retail (2%)
2,000,000	IRB Holding Corp. 144A, 6.75%, 2/15/26 (b)	2,015
500,000	L Brands Inc., 6.88%, 11/01/35	480
650,000	L Brands Inc., 7.50%, 6/15/29	670
700,000	Lithia Motors Inc. 144A, 4.63%, 12/15/27 (b)	746
1,500,000	Lithia Motors Inc. 144A, 5.25%, 8/01/25 (b)	1,565
1,000,000	Penske Automotive Group Inc., 5.50%, 5/15/26	1,047
1,650,000	Sonic Automotive Inc., 6.13%, 3/15/27	1,714

Principal or Shares	Security Description	Value (000)

2,000,000	Yum! Brands Inc., 6.88%, 11/15/37	$2,329
875,000	Yum! Brands Inc. 144A, 7.75%, 4/01/25 (b)	984

		11,550

Service (3%)
500,000	Aramark Services Inc., 4.75%, 6/01/26	499
800,000	Aramark Services Inc. 144A, 5.00%, 2/01/28 (b)	806
1,000,000	Avis Budget Car Rental LLC/Avis Budget Finance Inc. 144A, 5.75%, 7/15/27 (b)	937
1,000,000	Central Garden & Pet Co., 5.13%, 2/01/28	1,061
1,250,000	Cimpress PLC 144A, 7.00%, 6/15/26 (b)	1,271
1,000,000	Covanta Holding Corp., 5.88%, 7/01/25	1,039
1,000,000	Covanta Holding Corp., 6.00%, 1/01/27	1,039
1,000,000	Gartner Inc. 144A, 4.50%, 7/01/28 (b)	1,051
1,000,000	Jaguar Holding Co. II/PPD Development LP 144A, 5.00%, 6/15/28 (b)	1,066
850,000	Refinitiv U.S. Holdings Inc. 144A, 8.25%, 11/15/26 (b)	939
950,000	United Rentals North America Inc., 4.00%, 7/15/30	984
1,250,000	United Rentals North America Inc., 4.88%, 1/15/28	1,344
2,000,000	United Rentals North America Inc., 5.88%, 9/15/26	2,137

		14,173

Technology (4%)
1,000,000	ACI Worldwide Inc. 144A, 5.75%, 8/15/26 (b)	1,046
2,000,000	ams AG 144A, 7.00%, 7/31/25 (b)	2,065
950,000	Castle U.S. Holding Corp. 144A, 9.50%, 2/15/28 (b)	881
1,000,000	CDK Global Inc. 144A, 5.25%, 5/15/29 (b)	1,096
500,000	Dell International LLC/EMC Corp. 144A, 8.35%, 7/15/46 (b)	698
2,000,000	MSCI Inc. 144A, 3.88%, 2/15/31 (b)	2,175
1,500,000	Presidio Holdings Inc. 144A, 8.25%, 2/01/28 (b)	1,565
960,000	PTC Inc. 144A, 3.63%, 2/15/25 (b)	998
500,000	PTC Inc. 144A, 4.00%, 2/15/28 (b)	526
1,800,000	Science Applications International Corp. 144A, 4.88%, 4/01/28 (b)	1,889
2,500,000	TTM Technologies Inc. 144A, 5.63%, 10/01/25 (b)	2,558
1,300,000	WESCO Distribution Inc. 144A, 7.13%, 6/15/25 (b)	1,428

		16,925

Telecommunications (7%)
1,000,000	Altice France SA, 5.88%, 2/01/27 EUR (e)(f)	1,262
2,500,000	Altice France SA 144A, 7.38%, 5/01/26 (b)	2,669
1,000,000	CenturyLink Inc., 5.63%, 4/01/25	1,070
2,160,000	CenturyLink Inc., 5.80%, 3/15/22	2,267
1,000,000	CenturyLink Inc., 6.88%, 1/15/28	1,091
1,500,000	CommScope Inc. 144A, 8.25%, 3/01/27 (b)	1,620
1,000,000	CommScope Technologies LLC 144A, 6.00%, 6/15/25 (b)	1,023
2,000,000	Level 3 Financing Inc. 144A, 4.25%, 7/01/28 (b)	2,087
1,000,000	Qualitytech LP/QTS Finance Corp. 144A, 4.75%, 11/15/25 (b)	1,039
1,230,000	Sprint Capital Corp., 6.88%, 11/15/28	1,598
2,200,000	Sprint Communications Inc., 6.00%, 11/15/22	2,381

4

Payden High Income Fund continued

Principal or Shares	Security Description	Value (000)

1,000,000	Sprint Corp., 7.13%, 6/15/24	$1,168
3,500,000	Sprint Corp., 7.63%, 3/01/26	4,380
2,200,000	Telecom Italia Capital SA, 6.38%, 11/15/33	2,690
3,000,000	T-Mobile USA Inc., 6.50%, 1/15/26	3,166
950,000	Zayo Group Holdings Inc. 144A, 6.13%, 3/01/28 (b)	983

		30,494

Transportation (1%)
1,500,000	Delta Air Lines Inc. 144A, 7.00%, 5/01/25 (b)	1,604
1,000,000	Fortress Transportation and Infrastructure Investors LLC 144A, 9.75%, 8/01/27 (b)	1,036
975,140	MV24 Capital BV 144A, 6.75%, 6/01/34 (b)	975
1,025,000	United Airlines Holdings Inc., 5.00%, 2/01/24 (d)	858

		4,473

Utility (3%)
500,000	Calpine Corp. 144A, 4.50%, 2/15/28 (b)	517
1,000,000	Calpine Corp. 144A, 5.13%, 3/15/28 (b)	1,042
1,150,000	Calpine Corp. 144A, 5.25%, 6/01/26 (b)	1,199
1,400,000	Calpine Corp., 5.50%, 2/01/24	1,425
2,000,000	DPL Inc., 4.35%, 4/15/29	2,115
1,500,000	NextEra Energy Operating Partners LP 144A, 3.88%, 10/15/26 (b)	1,571
1,000,000	Pattern Energy Operations LP/Pattern Energy Operations Inc. 144A, 4.50%, 8/15/28 (b)	1,062
1,000,000	PG&E Corp., 5.00%, 7/01/28	1,030
1,000,000	Talen Energy Supply LLC 144A, 6.63%, 1/15/28 (b)	1,007
1,000,000	Vistra Operations Co. LLC 144A, 5.00%, 7/31/27 (b)	1,069
1,250,000	Vistra Operations Co. LLC 144A, 5.50%, 9/01/26 (b)	1,319

		13,356

Total Corporate Bond (Cost - $384,080)		400,915

Mortgage Backed (3%)
4,100,000	Connecticut Avenue Securities Trust 2019-HRP1 144A, (1 mo. LIBOR USD + 9.250%), 9.42%, 11/25/39 (a)(b)	3,225
1,988,769	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 10.250%), 10.42%, 1/25/29 (a)	2,128
1,989,337	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 12.250%), 12.42%, 9/25/28 (a)	2,222
1,700,000	Freddie Mac STACR REMIC Trust 2020-DNA2 144A, (1 mo. LIBOR USD + 4.800%), 4.97%, 2/25/50 (a)(b)	908
1,200,000	Freddie Mac STACR Trust 2019-HRP1 144A, (1 mo. LIBOR USD + 9.500%), 9.67%, 2/25/49 (a)(b)	933
900,000	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 4.600%), 4.77%, 12/25/42 (a)	835
1,736,363	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 11.250%), 11.42%, 10/25/29 (a)	1,625

Principal or Shares	Security Description	Value (000)

1,856,622	STACR Trust 2018-HRP1 144A, (1 mo. LIBOR USD + 11.750%), 11.92%, 4/25/43 (a)(b)	$1,743
1,550,000	STACR Trust 2018-HRP2 144A, (1 mo. LIBOR USD + 10.500%), 10.67%, 2/25/47 (a)(b)	1,454

Total Mortgage Backed (Cost - $17,092)		15,073

Investment Company (2%)
9,298,119	Payden Cash Reserves Money Market Fund *
	(Cost - $9,298)	9,298

Total Investments (Cost - $434,002) (98%)		448,266
Other Assets, net of Liabilities (2%)		7,344

Net Assets (100%)		$455,610

*	Affiliated investment
(a)	Floating rate security. The rate shown reflects the rate in effect at July 31, 2020.
(b)

Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(c)	Floating rate security. The rate shown reflects the rate in effect at July 31, 2020. The stated maturity is subject to prepayments.
(d)

All or a portion of these securities are on loan. At July 31, 2020, the total market value of the Fund’s securities on loan is $1,434 and the total market value of the collateral held by the Fund is $1,470. Amounts in 000s.

(e)

Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(f)	Principal in foreign currency.
(g)	Perpetual security with no stated maturity date.
(h)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.

5	Payden Mutual Funds

Open Forward Currency Contracts to USD

Currency Purchased (000s)	Currency Sold (000s)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) (000s)
Assets:
EUR 1,193	USD 1,354	Citibank, N.A.	09/23/2020	$52
Liabilities:
USD 7,843	EUR 6,950	Citibank, N.A.	09/23/2020	(353)

Net Unrealized Appreciation (Depreciation)				$(301)

Open Centrally Cleared Interest Rate Swap Contracts

Description	Maturity Date	Notional Amount (000s)	Value (000s)	Upfront payments/ receipts (000s)	Unrealized Appreciation (Depreciation) (000s)
4-Year Interest Rate Swap, Pay Fixed 0.2405% Annually, Receive Variable (0.51600)% (1-Month EURIBOR) Monthly	10/29/2023	EUR 2,343	$(103)	$—	$(103)
4-Year Interest Rate Swap, Receive Fixed 3.013% Semi-Annually, Pay Variable 0.16625% (1-Month USD LIBOR) Monthly	10/29/2023	USD 14,240	1,640	—	1,640

			$1,537	$—	$1,537

6